RELATED PARTY TRANSACTIONS - Other related party transactions (Details)			12 Months Ended
	Oct. 08, 2021 USD ($)	Mar. 29, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Part VI.1 Tax Liabilities Transferred
Disclosure of transactions between related parties [line items]
Part VI.1 Tax liabilities		$ 79,000,000
Tax at a cost		0.99
Total value of tax deductions acquired		$ 20,000,000
Cash payment		$ 20,000,000
Other related party
Disclosure of transactions between related parties [line items]
Cash on deposit			$ 64,000,000
Draws on deposits			742,000,000
Brookfield Asset Management | Brookfield and its subsidiaries
Disclosure of transactions between related parties [line items]
Purchased investment			900,000,000
Investment income			5,000,000
BAC | Other related party
Disclosure of transactions between related parties [line items]
Group annuity policies issued			5,000,000
BAC | Brookfield Properties (Canada) Inc. | Other related party
Disclosure of transactions between related parties [line items]
Leases paid			400,000	$ 200,000
Lease liabilities			1,000,000
BAC | Brookfield Asset Management | Other related party
Disclosure of transactions between related parties [line items]
Expense			300,000	400,000
Outsourcing amounts due			$ 500,000	$ 0
BIHI | NER SPC | Other related party
Disclosure of transactions between related parties [line items]
Interest-bearing loan	$ 377,000,000